UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ];   Amendment Number: ___
This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Morton H. Sachs & Company, DBA The Sachs Company
Address:   1346 South Third Street
           Louisville, Kentucky  40208


Form 13F File Number:    28-1718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
Title:     President
Phone:     (502) 636-5282
Signature, Place, and Date of Signing:


\s\  A. Nicholas Sachs          Louisville, Kentucky       February, 14, 2000
----------------------          --------------------       ------------------
[Signature]                        [City, State]               [Date]

Report Type          (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              None
                                             --------------

Form 13F Information Table Entry Total:         140
                                             --------------

Form 13F Information Table Value Total:      $ 161,377
                                             --------------
                                             (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                THE SACHS COMPANY
                           Form 13F INFORMATION TABLE


                                                                INVESTMENT DISCRETION               VOTING POWER--
                                        MARKET VALUE  SHARES /    SOLE  SHARED  OTHER            SOLE   SHARED    OTHER
                                        ------------  --------    ---- -----   -----             ----   ------    ----
NAME OF ISSUER             CUSIP        (x$1000)     PAR VALUE     (A)    (B)     (C) MANAGER    (A)     (B)        (C)
--------------              ------     ------------  --------    ---   -----   -----  -------   ----   ------        ----


ABBOTT LABORATORIES       002824100     595,525      16,400     16,400                                            16,400
ABIOMED INC               003654100     861,787      23,450     23,450                                            23,450
AEGON NV                  007924103   1,397,260      14,631     14,631                                            14,631
AIR PRODUCTS & CHEMIC     009158106     243,261       7,248      7,248                                             7,248
AIRTRAN HOLDINGS INC      00949P108      67,969      15,000     15,000                                            15,000
AMERICA ONLINE INC        02364J104     319,434       4,210      4,210                                             4,210
AMERICAN EXPRESS CO       025816109   4,233,556      25,465     25,465                                            25,465
ANALOG DEVICES INC        032654105     930,000      10,000     10,000                                            10,000
APPLE COMPUTER INC        037833100     205,625       2,000      2,000                                             2,000
AREA BANCSHARES CORP      039872106     475,300      19,400     19,400                                            19,400
AT HOME CORP              045919107   3,717,691      86,710     86,710                                            86,710
AT&T CORP                 001957109   1,117,875      22,000     22,000                                            22,000
ATLANTIC RICHFIELD CO     048825103     362,694       4,193      4,193                                             4,193
AUTOMATIC DATA PROCES     053015103     204,725       3,800      3,800                                             3,800
BANK OF AMERICA           060505104     610,431      12,163     12,163                                            12,163
BANK ONE CORP             06423A103   1,552,128      48,504     48,504                                            48,504
BARCLAYS BK PLC PFD D     06738C802     308,100      11,850     11,850                                            11,850
BARCLAYS BK PLC PFD E     06738C836     490,875      22,000     22,000                                            22,000
BARNES & NOBLE INC        067774109   2,015,063      97,700     97,700                                            97,700
BELL ATLANTIC CORP        077853109     286,266       4,650      4,650                                             4,650
BELLSOUTH CORP            079860102   1,232,292      26,324     26,324                                            26,324
BP AMOCO LP ADR           055622104     452,792       7,634      7,634                                             7,634
BRISTOL MYERS SQUIBB      110122108     991,697      15,450     15,450                                            15,450
BUDGET GROUP INC          119003101   3,374,875     372,400    372,400                                           372,400
BUTLER INTL INC NEW       123649105   3,950,100     359,100    359,100                                           359,100
CALIFORNIA WTR SVC GR     130788102     351,625      11,600     11,600                                            11,600
CAPITAL ONE FINANCIAL     14040H105   1,754,025      36,400     36,400                                            36,400
CHASE MANHATTAN CORP      16161A108     849,901      10,940     10,940                                            10,940
CHEVRON CORP              166751107     956,686      11,044     11,044                                            11,044
CHIEF CONSOLIDATED MI     168628105      69,875      26,000     26,000                                            26,000
CHUBB CORP                171232101   1,267,031      22,500     22,500                                            22,500
CHURCHILL DOWNS INC       171484108     473,812      21,000     21,000                                            21,000
CINERGY CORP              172474108     456,009      19,050     19,050                                            19,050
CIRCUIT CITY STORES I     172737108   2,636,156      58,500     58,500                                            58,500
CISCO SYSTEMS INC         17275R102     208,894       1,950      1,950                                             1,950
CITIGROUP INC             172967101     731,233      13,131     13,131                                            13,131
CMGI INC COM              125750109   1,384,375      10,000     10,000                                            10,000
COCA COLA CO              191216100     554,307       9,516      9,516                                             9,516
COMDISCO INC              200336105     521,500      14,000     14,000                                            14,000
COMPAQ COMPUTER CORP      204493100   2,991,056     110,524    110,524                                           110,524
COMPASS BANCSHARES IN     20449H109     979,519      43,900     43,900                                            43,900
DELTA AIR LINES INC       247361108     298,875       6,000      6,000                                             6,000
DIME BANCORP INC          25429Q102   1,843,738     121,900    121,900                                           121,900
DISNEY, WALT CO           254687106     356,850      12,200     12,200                                            12,200
DPL INC                   233293109     198,228      11,450     11,450                                            11,450
EDAP TMS SA ADR           268311107      13,750      10,000     10,000                                            10,000
ENTREMED INC              29382F103     535,562      20,900     20,900                                            20,900
EQUITY INNS INC           294703103     141,750      21,000     21,000                                            21,000
EXXON CORPORATION         30231G102   3,628,857      45,044     45,044                                            45,044
FELCOR LODGING TR INC     31430F101     799,750      45,700     45,700                                            45,700
FIFTH THIRD BANCORP       316773100     339,579       4,628      4,628                                             4,628
FIRST UNION CORP          337358105     497,850      15,115     15,115                                            15,115
FIRSTAR CORP              33763V109   1,117,006      52,876     52,876                                            52,876
FLUOR CORP                343861100     298,187       6,500      6,500                                             6,500
FORD MOTOR COMPANY        345370100     433,164       8,125      8,125                                             8,125
FOREST LABORATORIES I     345838106     491,500       8,000      8,000                                             8,000
FORTUNE BRANDS INC        349631101   1,759,851      53,228     53,228                                            53,228
GENERAL ELECTRIC CO       369604103   3,208,587      20,734     20,734                                            20,734
GENERAL MOTORS CORP       370442105     417,953       5,750      5,750                                             5,750
GENZYME CORP COM-GEN      372917104   1,491,750      33,150     33,150                                            33,150
GOLDEN ST VINTNERS IN     38121K208     435,750      83,000     83,000                                            83,000
GREY ADVERTISING INC      397838103   1,000,000       2,500      2,500                                             2,500
GTE CORP                  362320103     285,708       4,049      4,049                                             4,049
HARTFORD FINL SVCS GR     416515104     214,230       4,522      4,522                                             4,522
HEWLETT PACKARD CO        428236103     542,360       4,768      4,768                                             4,768
IMMUCOR INC               452526106     131,875      10,000     10,000                                            10,000
INTEL CORP                458140100     403,331       4,900      4,900                                             4,900
INTERNATIONAL BUSINES     459200101   4,131,612      38,300     38,300                                            38,300
INTERWEST BANCORP INC     460931108   1,359,050      70,600     70,600                                            70,600
INVESTMENT TECHNOLOGY     46145F105     770,500      26,800     26,800                                            26,800
JEFFERIES GROUP INC       472319102     715,000      32,500     32,500                                            32,500
JEFFERSON SMURFIT GRO     47508W107     377,000      13,000     13,000                                            13,000
JOHNSON & JOHNSON         478160104     391,650       4,200      4,200                                             4,200
KANSAS CITY LIFE INS      484836101     341,213      10,110     10,110                                            10,110
KANSAS CITY SOUTHERN      485170104     223,875       3,000      3,000                                             3,000
KERR MCGEE CORP CVT 7.5%  492386AL1   1,359,660   1,462,000  1,462,000                                         1,462,000
KROGER CO                 501044101     887,427      47,016     47,016                                            47,016
LEGG MASON INC            524901105     217,500       6,000      6,000                                             6,000
LG & E ENERGY CORP        501917108     589,510      33,807     33,807                                            33,807
LILLY, ELI AND COMPAN     532457108     593,978       8,932      8,932                                             8,932
LIMITED INC               532716107     264,206       6,100      6,100                                             6,100
LUCENT TECHNOLOGIES I     549463107   2,452,500      32,700     32,700                                            32,700
MANPOWER INC              56418H100     247,949       6,590      6,590                                             6,590
MARRIOTT INTERNATIONA     571903202     328,250      10,400     10,400                                            10,400
MARSH & MCLENNAN COS      571748102     827,697       8,650      8,650                                             8,650
MCI WORLDCOM INC          55268B106     285,184       5,374      5,374                                             5,374
MECH FINANCIAL INC        583492103   8,741,893     252,930    252,930                                           252,930
MEDFORD BANCORP INC       584131106   2,004,975     120,600    120,600                                           120,600
MID AMERICA BANCORP       595915109     263,611       9,250      9,250                                             9,250
MONDAVI ROBERT CORP       609200100     625,500      18,000     18,000                                            18,000
MOTOROLA INC              620076109     427,025       2,900      2,900                                             2,900
NATIONAL CITY CORP        635405103   1,582,230      66,796     66,796                                            66,796
NEWBRIDGE NETWORKS CO     650901101     992,750      44,000     44,000                                            44,000
NEWELL RUBBERMAID INC     651229106     204,102       7,038      7,038                                             7,038
NORTH FORK BANCORP IN     659424105   3,480,612     200,323    200,323                                           200,323
NORTHWEST AIRLINES CO     667280101   1,203,725      54,100     54,100                                            54,100
ONLINE RES & COMMUNIC     68273G101   1,639,225      98,600     98,600                                            98,600
PAYCHEX INC               704326107   1,551,640      38,791     38,791                                            38,791
PEOPLESOFT INC COM        712713106     358,689      16,830     16,830                                            16,830
PFIZER INC                717081103   1,323,450      40,800     40,800                                            40,800
PHILIP MORRIS COS INC     718154107     525,550      22,850     22,850                                            22,850
PHILLIPS PETROLEUM CO     718507106     338,400       7,200      7,200                                             7,200
PNC FINANCIAL CORP        693475105   2,025,640      45,520     45,520                                            45,520
PROCTER & GAMBLE COMP     742718109   2,783,983      25,410     25,410                                            25,410
PROVIDENT FINANCIAL G     743866105     235,878       6,575      6,575                                             6,575
PROVIDIAN FINANCIAL C     74406A102   1,658,157      18,209     18,209                                            18,209
PULASKI FINANCIAL COR     745548107     810,000      80,000     80,000                                            80,000
QUALCOMM INC              747525103   0,412,510      59,120     59,120                                            59,120
READ-RITE CORP COM        755246105      95,000      20,000     20,000                                            20,000
REGIS CORP                758932107   6,253,099     331,290    331,290                                           331,290
RFS HOTEL INVESTORS I     74955J108   2,580,150     247,200    247,200                                           247,200
SAFEGUARD SCIENTIFICS     786449108   3,243,700      19,900     19,900                                            19,900
SAFETY-KLEEN CORP NEW     78648R203     543,000      48,000     48,000                                            48,000
SAKS INC                  79377W108   2,100,938     135,000    135,000                                           135,000
SBC COMMUNICATIONS IN     78387G103     394,777       8,098      8,098                                             8,098
SCHERING PLOUGH CORP      806605101     504,262      11,900     11,900                                            11,900
SOUTHERN CO               842587107     202,100       8,600      8,600                                             8,600
SOUTHWEST AIRLINES CO     844741108     193,500      12,000     12,000                                            12,000
SOUTHWEST GAS CORP        844895102     361,100      15,700     15,700                                            15,700
STRIDE RITE CORP          863314100      97,500      15,000     15,000                                            15,000
SUNRISE ASSISTED LIVI     86768K106   2,241,250     163,000    163,000                                           163,000
SYSCO CORP                871829107     506,400      12,800     12,800                                            12,800
TBC CORP                  872180104      68,750      11,000     11,000                                            11,000
TELEFONICA S A            879382208     401,156       5,090      5,090                                             5,090
TEXAS INSTRUMENTS INC     882508104     386,500       4,000      4,000                                             4,000
TEXAS REGL BANCSHARES     882673106   2,494,000      86,000     86,000                                            86,000
T-NETIX INC               872597109     175,053      40,300     40,300                                            40,300
TOPS APPLIANCE CONV 6.5%  890910AB8     118,500     395,000    395,000                                           395,000
TRICO BANCSHARES          896095106   1,251,250      65,000     65,000                                            65,000
TRICON GLOBAL RESTAUR     895953107     618,000      16,000     16,000                                            16,000
UAL CORP                  902549500   2,598,344      33,500     33,500                                            33,500
UNION PLANTERS CORP       908068109     291,837       7,400      7,400                                             7,400
UNISYS CORP               909214108     444,219      13,909     13,909                                            13,909
UROMED CORP CVT 6.00%     917274AA0      77,700     222,000    222,000                                           222,000
UST CORP                  902900109   1,473,803      46,419     46,419                                            46,419
WARNER LAMBERT CO         934488107     884,925      10,800     10,800                                            10,800
WAVE SYSTEMS CORP         943526103     352,156      29,500     29,500                                            29,500
WEBSTER FINANCIAL COR     947890109     904,800      38,400     38,400                                            38,400
WELLS FARGO & CO          949746101     287,106       7,100      7,100                                             7,100
WPP GROUP PLC             929309300   2,610,125      31,400     31,400                                            31,400

Total                               161,377,672   7,441,603  7,441,603                                         7,441,603
